Schedule of Investments(a)
Invesco India ETF (PIN)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.65%(b)
Communication Services-5.40%
Bharti Airtel Ltd.(c)	456,201	$3,383,434
Bharti Infratel Ltd.	173,176	444,673
Info Edge India Ltd.	12,322	526,142
Sun TV Network Ltd.	16,908	87,441
Tata Communications Ltd.	13,667	138,794
Zee Entertainment Enterprises Ltd.	167,189	310,075
		4,890,559
Consumer Discretionary-8.97%
Bajaj Auto Ltd.	17,501	702,952
Bata India Ltd.	6,201	105,105
Bharat Forge Ltd.	37,544	191,678
Bosch Ltd.	1,427	249,467
Eicher Motors Ltd.	2,698	744,304
Exide Industries Ltd.	41,014	85,331
Hero MotoCorp Ltd.	19,729	705,827
Jubilant Foodworks Ltd.	14,594	335,616
Mahindra & Mahindra Ltd.	117,680	953,945
Maruti Suzuki India Ltd.	24,288	2,033,212
Motherson Sumi Systems Ltd.	190,986	242,267
Page Industries Ltd.	989	261,992
Tata Motors Ltd.(c)	217,950	304,875
Tata Motors Ltd., Class A(c)	76,673	38,433
Titan Co. Ltd.	62,641	873,520
TVS Motor Co. Ltd.	22,923	118,732
Whirlpool of India Ltd.	6,121	169,608
		8,116,864
Consumer Staples-12.03%
Britannia Industries Ltd.	11,635	594,654
Colgate-Palmolive (India) Ltd.	13,159	250,349
Dabur India Ltd.	106,868	733,595
Emami Ltd.	21,904	70,224
Gillette India Ltd.	1,574	105,566
Godrej Consumer Products Ltd.	73,463	679,370
Hindustan Unilever Ltd.	178,386	5,269,376
ITC Ltd.	594,724	1,543,401
Marico Ltd.	91,034	442,256
Nestle India Ltd.	4,664	1,030,036
United Breweries Ltd.	13,878	176,535
		10,895,362
Energy-15.44%
Bharat Petroleum Corp. Ltd.	201,874	1,116,598
Coal India Ltd.	292,450	505,252
Hindustan Petroleum Corp. Ltd.	122,876	353,127
Indian Oil Corp. Ltd.	427,958	505,970
Mangalore Refinery & Petrochemicals Ltd.(c)	40,239	19,578
Oil & Natural Gas Corp. Ltd.	608,661	637,035
Oil India Ltd.	52,324	67,597
Petronet LNG Ltd.	105,837	350,633
Reliance Industries Ltd.	377,387	10,427,357
		13,983,147
Financials-14.94%
Bajaj Holdings & Investment Ltd.	5,385	191,186
Bandhan Bank Ltd.(c)(d)	126,735	584,612
Cholamandalam Investment and Finance Co. Ltd.	39,096	105,824
Federal Bank Ltd.(c)	297,328	214,215
HDFC Asset Management Co. Ltd.(d)	8,438	272,909
HDFC Life Insurance Co. Ltd.(c)(d)	130,175	1,091,165
Housing Development Finance Corp. Ltd.	301,059	7,170,888
	Shares	Value
Financials-(continued)
ICICI Lombard General Insurance Co. Ltd.(d)	40,382	$703,652
ICICI Prudential Life Insurance Co. Ltd.(d)	61,631	372,566
Indiabulls Housing Finance Ltd.	65,147	165,453
L&T Finance Holdings Ltd.	96,734	77,581
LIC Housing Finance Ltd.	49,852	174,919
Mahindra & Mahindra Financial Services Ltd.(c)	118,877	206,967
Muthoot Finance Ltd.	19,403	330,366
Nippon Life India Asset Management Ltd.(d)	29,534	104,951
Power Finance Corp. Ltd.	127,386	137,666
RBL Bank Ltd.(d)	75,887	171,985
REC Ltd.	132,178	176,944
SBI Life Insurance Co. Ltd.(c)(d)	71,289	869,857
Shriram Transport Finance Co. Ltd.	37,660	347,995
Yes Bank Ltd.(c)	316,551	50,564
		13,522,265
Health Care-7.22%
Alkem Laboratories Ltd.	4,943	175,890
Aurobindo Pharma Ltd.	53,437	624,708
Biocon Ltd.(c)	57,343	313,954
Cadila Healthcare Ltd.	49,531	257,147
Cipla Ltd.	65,013	625,819
Divi’s Laboratories Ltd.	16,056	561,555
Dr. Reddy’s Laboratories Ltd.	16,374	989,509
Glenmark Pharmaceuticals Ltd.	27,874	168,539
Lupin Ltd.	44,752	554,252
Piramal Enterprises Ltd.	21,063	414,827
Sun Pharmaceutical Industries Ltd.	219,162	1,557,607
Torrent Pharmaceuticals Ltd.	8,153	290,277
		6,534,084
Industrials-2.76%
ABB India Ltd.	10,224	122,305
Adani Enterprises Ltd.	52,890	123,896
Ashok Leyland Ltd.	236,070	153,515
Bharat Electronics Ltd.	117,567	150,627
Cummins India Ltd.	13,377	71,818
GMR Infrastructure Ltd.(c)	291,239	84,671
Godrej Industries Ltd.(c)	14,138	66,993
Havells India Ltd.	48,421	377,433
InterGlobe Aviation Ltd.(d)	19,393	253,998
Larsen & Toubro Ltd.	67,922	829,318
Siemens Ltd.	17,231	267,646
		2,502,220
Information Technology-21.38%
HCL Technologies Ltd.	218,075	2,055,626
Infosys Ltd.	723,077	9,336,573
Larsen & Toubro Infotech Ltd.(d)	5,713	184,557
Mphasis Ltd.	14,813	229,276
Oracle Financial Services Software Ltd.	4,578	179,779
Tata Consultancy Services Ltd.	181,223	5,526,378
Tech Mahindra Ltd.	93,456	851,519
Wipro Ltd.	264,925	994,896
		19,358,604
Materials-8.54%
ACC Ltd.	9,062	172,664
Ambuja Cements Ltd.	138,290	406,852
Asian Paints Ltd.	58,011	1,330,231
Berger Paints India Ltd.	46,991	330,704
Castrol India Ltd.	97,440	147,764
Dalmia Bharat Ltd.	9,310	94,659
Grasim Industries Ltd.	64,845	548,707
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Hindalco Industries Ltd.	180,658	$393,856
Hindustan Zinc Ltd.	46,683	131,071
Jindal Steel & Power Ltd.(c)	79,505	196,444
JSW Steel Ltd.	201,175	592,265
Kansai Nerolac Paints Ltd.	26,003	150,691
NMDC Ltd.	147,737	165,485
Pidilite Industries Ltd.	24,584	445,921
Shree Cement Ltd.	1,746	506,702
Steel Authority of India Ltd.	199,301	90,576
Tata Steel Ltd.	54,501	266,850
UltraTech Cement Ltd.	23,066	1,269,435
Vedanta Ltd.	323,053	491,408
		7,732,285
Real Estate-0.63%
DLF Ltd.	119,759	225,951
Embassy Office Parks REIT	45,400	217,356
Hemisphere Properties India Ltd.(c)(e)	20,636	44,630
Oberoi Realty Ltd.	17,692	82,746
		570,683
Utilities-2.34%
GAIL (India) Ltd.	218,210	281,904
	Shares		Value
Utilities-(continued)
JSW Energy Ltd.		76,848	$47,149
NHPC Ltd.		458,895	124,519
NTPC Ltd.		478,719	556,706
Power Grid Corp. of India Ltd.		369,127	879,737
Tata Power Co. Ltd. (The)		190,322	123,892
Torrent Power Ltd.		23,189	100,877
			2,114,784
Total Common Stocks & Other Equity Interests (Cost $93,100,140)			90,220,857
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(f)
Consumer Staples-0.01%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $7,447)	INR	534,750	7,451
TOTAL INVESTMENTS IN SECURITIES-99.66% (Cost $93,107,587)			90,228,308
OTHER ASSETS LESS LIABILITIES-0.34%			306,892
NET ASSETS-100.00%			$90,535,200

Investment Abbreviations:
REIT-Real Estate Investment Trust
INR-Indian Rupee

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $4,610,252, which represented 5.09% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$11,551,988	$(11,551,988)	$-	$-	$-	$1,366
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$90,176,227	$-	$44,630	$90,220,857
Non-U.S. Dollar Denominated Bonds & Notes	-	7,451	-	7,451
Total Investments	$90,176,227	$7,451	$44,630	$90,228,308
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.